Other income (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Other income
Tax refund	¥ 3,231,000	¥ 1,279,000	¥ 606,000
Government grants (Note (i))	16,663,000	46,587,000	36,602,000
Income from depositary bank (Note 29)	6,037,000	4,274,000
Other income	¥ 25,931,000	¥ 52,140,000	¥ 37,208,000